Note 1. The Company and Significant Accounting Policies.: Fair Value Measurement, Policy: Asset and Liabilities Fair Value Measurement at December 31, 2014 and 2013 (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Asset and Liabilities Fair Value Measurement at December 31, 2014 and 2013

Fair Value Measurements at December 31, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2013
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-